[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

November 25, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                     Nuveen Investment Trust III (the “Fund”)

                              File Nos. 333-65269 and 811-09037

Ladies and Gentlemen:

On behalf of the Fund, we are transmitting Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A for electronic filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940. This Amendment relates to the Nuveen Short Duration Bond Fund, the Nuveen Multi-Strategy Income Fund and the Nuveen High Yield Bond Fund, each a series of the Fund. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of review in connection with the revisions to Form N-1A adopted in Enhanced Disclosure and New Prospectus Delivery Option for Registered Open-End Management Investment Companies, Securities Act Release No. 28,584.

Should you have any questions or comments regarding this filing, please contact the undersigned at (312) 845-3484 or Eric F. Fess at (312) 845-3781.

Very truly yours,

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure